Allowance for Credit Losses Relating to Finance Receivables and Vehicles and Equipment on Operating Leases (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2015	Mar. 31, 2014	Mar. 31, 2013
Financing Receivable, Allowance for Credit Losses [Line Items]
Allowance for credit losses at beginning of year	¥ 146,382
Allowance for credit losses at end of year	168,672	¥ 146,382
Finance Receivable and Vehicles and Equipment on Operating Leases
Financing Receivable, Allowance for Credit Losses [Line Items]
Allowance for credit losses at beginning of year	153,602	147,049	¥ 140,363
Provision for credit losses, net of reversal	80,567	46,313	25,622
Charge-offs	(84,310)	(65,359)	(56,701)
Recoveries	18,173	16,662	14,690
Other	10,006	8,937	23,075
Allowance for credit losses at end of year	¥ 178,038	¥ 153,602	¥ 147,049